COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of contingent liabilities
Pembina was committed for the following amounts under its contracts and arrangements as at December 31, 2023:

Contractual Obligations(1)	Payments Due by Period
($ millions)	Total	Less than 1 year	1 – 3 years	3 – 5 years	After 5 years
Construction commitments(2)	707	525	182	—	—
Other commitments related to lease contracts(3)	502	79	100	75	248
Transportation and processing(4)	176	38	98	31	9
Funding commitments(5)	315	289	13	13	—
Software, cloud computing and other	26	11	11	3	1
Total contractual obligations	1,726	942	404	122	258
(1)Pembina enters into product purchase agreements and power purchase agreements to secure supply for future operations. Purchase prices of both NGL and power are dependent on current market prices. Volumes and prices for NGL and power contracts cannot be reasonably determined, and therefore, an amount has not been included in the contractual obligations schedule. Product purchase agreements range from one to eight years and involve the purchase of NGL products from producers. Assuming product is available, Pembina has secured between 18 and 190 mbpd of NGL each year up to and including 2031. Power purchase agreements range from one to 23 years and involve the purchase of power from electrical service providers. Pembina has secured up to 75 megawatts per day each year up to and including 2046.
(2)Excludes significant projects that are awaiting regulatory approval, projects which Pembina is not committed to construct, and projects that are executed by equity accounted investees.
(3)Relates to expected variable lease payments excluded from the measurements of the lease liability, payments under lease contracts which have not yet commenced, and payments related to non-lease components in lessee lease contracts.
(4)Take-or-pay payments for minimum volumes to be transported or processed, including $10 million of contract transportation on the Alliance Pipeline.
(5)Pembina has committed to fund the construction of an asset that will connect Pembina's assets into a third-party pipeline, as well as fund the development of an asset. At December 31, 2023, Pembina has a remaining commitment of $229 million to Cedar LNG for pre-FID costs.